Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Income Taxes
19.	INCOME TAXES

Income Tax Recognized in Profit or Loss

	For the Year Ended December 31
	2017	2018	2019
Current tax
In respect of the current period	$—	$—	$462,713
Adjustments for prior periods	—	14,439	(54,711)
	$—	$14,439	$408,002

A reconciliation of accounting profit and income tax expense was as follows:

	For the Year Ended December 31
	2017	2018	2019
Loss before income tax	$(39,891,978)	$(42,171,158)	$(46,657,534)
Income tax benefit calculated at the statutory rate	$(6,781,636)	$(7,169,097)	$(7,931,781)
Nondeductible expenses in determining taxable income	4,288,090	112,263	4,115,850
Tax credits for research and development expenditures	(2,224,348)	(2,312,251)	(2,474,280)
Unrecognized loss carryforward	4,519,942	9,261,996	5,980,036
Effect of different tax rates of group entities operating in other jurisdictions	197,952	107,089	322,888
Withholding tax	—	—	450,000
Adjustments for prior years’ tax	—	14,439	(54,711)

Income tax expense recognized in profit or loss	$—	$14,439	$408,002

a.	Cayman Islands

ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Singapore

ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd., incorporated in Singapore, are subject to the statutory corporate income tax rate of 17%. In connection with the licensing agreements with BioGenetics in February and March 2019, the Company collected upfront payments totaled $3,000,000 from BioGenetics in total, which was subject to withholding taxes of 15% in compliance with local regulations in South Korea. The Company therefore recognized income tax expense at an amount of $450,000. Except for the above, ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd. have no taxable income for the years ended December 31, 2018 and 2019, and therefore, no other provision for income tax is required.

c.	Taiwan

ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan. The Income Tax Act in the ROC was amended in 2018, and the corporate income tax rate was adjusted from 17% to 20%. In addition, the rate of the corporate surtax applicable to the 2018 unappropriated earnings will be reduced from 10% to 5%.

The income tax returns through 2017 have been assessed by the tax authorities.

d.	Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the years ended December 31, 2017, 2018 and 2019, and therefore, no provision for income tax is required. A tax incentive was obtained from the Australian government on August 23, 2019 for $79,710 due to research and development activities carried out in Australia.

e.	Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the years ended December 31, 2017, 2018 and 2019, and therefore, no provision for income tax is required.

f.	China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the years ended December 31, 2017, 2018 and 2019, and therefore, no provision for income tax is required.

g.	United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the year ended December 31, 2019, and therefore, no provision for income tax is required.